Financial Risk Management - Liquidity Risk - Financial Liabilities Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial Risk Management
Insurance contract payables	$ 5,061.9	$ 4,493.5
Borrowings - principal	8,673.5
Non-insurance companies
Financial Risk Management
Borrowings - principal	2,013.2
More than five years
Financial Risk Management
Borrowings - principal	5,502.6
More than five years | Non-insurance companies
Financial Risk Management
Borrowings - principal	798.2
Liquidity risk
Financial Risk Management
Accounts payable and accrued liabilities	4,730.8	4,458.3
Insurance contract payables	4,483.5	3,970.8
Provision for losses and loss adjustment expenses	38,319.2	34,422.8
Provision for life policy benefits	2,529.7	2,675.8
Total financial liabilities	61,069.5	55,508.1
Liquidity risk | Holding company and insurance and reinsurance companies
Financial Risk Management
Borrowings - principal	6,660.3	6,169.0
Borrowings - interest	1,921.6	1,810.3
Liquidity risk | Non-insurance companies
Financial Risk Management
Borrowings - principal	2,013.2	1,633.3
Borrowings - interest	411.2	367.8
Liquidity risk | 3 months or less
Financial Risk Management
Accounts payable and accrued liabilities	1,521.1	1,586.6
Insurance contract payables	939.9	1,026.7
Provision for losses and loss adjustment expenses	3,428.6	2,925.1
Provision for life policy benefits	45.5	72.0
Total financial liabilities	6,300.9	6,227.0
Liquidity risk | 3 months or less | Holding company and insurance and reinsurance companies
Financial Risk Management
Borrowings - principal	0.1	0.1
Borrowings - interest	84.3	66.0
Liquidity risk | 3 months or less | Non-insurance companies
Financial Risk Management
Borrowings - principal	254.5	512.2
Borrowings - interest	26.9	38.3
Liquidity risk | 3 months to 1 year
Financial Risk Management
Accounts payable and accrued liabilities	1,158.4	821.6
Insurance contract payables	2,600.7	1,970.0
Provision for losses and loss adjustment expenses	8,506.6	7,033.9
Provision for life policy benefits	161.0	162.7
Total financial liabilities	12,822.4	10,290.3
Liquidity risk | 3 months to 1 year | Holding company and insurance and reinsurance companies
Financial Risk Management
Borrowings - principal	0.2	0.2
Borrowings - interest	209.2	193.8
Liquidity risk | 3 months to 1 year | Non-insurance companies
Financial Risk Management
Borrowings - principal	117.3	72.2
Borrowings - interest	69.0	35.9
Liquidity risk | 1 - 3 years
Financial Risk Management
Accounts payable and accrued liabilities	1,090.7	1,131.3
Insurance contract payables	242.2	346.4
Provision for losses and loss adjustment expenses	10,944.1	10,662.4
Provision for life policy benefits	455.6	585.0
Total financial liabilities	15,281.5	13,898.8
Liquidity risk | 1 - 3 years | Holding company and insurance and reinsurance companies
Financial Risk Management
Borrowings - principal	1,051.4	283.1
Borrowings - interest	567.0	520.0
Liquidity risk | 1 - 3 years | Non-insurance companies
Financial Risk Management
Borrowings - principal	781.9	270.8
Borrowings - interest	148.6	99.8
Liquidity risk | 3 - 5 years
Financial Risk Management
Accounts payable and accrued liabilities	395.9	399.1
Insurance contract payables	39.5	16.1
Provision for losses and loss adjustment expenses	5,965.6	5,391.2
Provision for life policy benefits	631.8	575.7
Total financial liabilities	8,544.1	8,218.7
Liquidity risk | 3 - 5 years | Holding company and insurance and reinsurance companies
Financial Risk Management
Borrowings - principal	904.2	1,270.8
Borrowings - interest	462.2	445.6
Liquidity risk | 3 - 5 years | Non-insurance companies
Financial Risk Management
Borrowings - principal	61.3	41.3
Borrowings - interest	83.6	78.9
Liquidity risk | More than five years
Financial Risk Management
Accounts payable and accrued liabilities	564.7	519.7
Insurance contract payables	661.2	611.6
Provision for losses and loss adjustment expenses	9,474.3	8,410.2
Provision for life policy benefits	1,235.8	1,280.4
Total financial liabilities	18,120.6	16,873.3
Liquidity risk | More than five years | Holding company and insurance and reinsurance companies
Financial Risk Management
Borrowings - principal	4,704.4	4,614.8
Borrowings - interest	598.9	584.9
Liquidity risk | More than five years | Non-insurance companies
Financial Risk Management
Borrowings - principal	798.2	736.8
Borrowings - interest	$ 83.1	$ 114.9